Related Party Transactions	3 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
3.	Related Party Transactions

a)	As at December 31, 2013, the Company was indebted to the former President of the Company in the amount of $6, which is non-interest bearing, unsecured, and due on demand.